File Nos. 333-174627

811-22564

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

ON AUGUST 1, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 14	☒

GMO SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf,

Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

with a copy to:

J.B. Kittredge, Esq. GMO Series Trust 40 Rowes Wharf Boston, Massachusetts 02110	Thomas R. Hiller, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199
(Name and address of agents for service)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b), or
☒	On August 31, 2013, pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1), or
☐	On , pursuant to paragraph (a)(1), or
☐	75 days after filing pursuant to paragraph (a)(2), or
☐	On , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 12 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate August 31, 2013 as the new effective date for Post-Effective Amendment No. 10 filed pursuant to Rule 485(a) under the Securities Act on May 21, 2013. Post-Effective Amendment No. 10 was initially scheduled to become effective on August 4, 2013. This Post-Effective Amendment No. 12 is not intended to amend or supersede any information contained in Post-Effective Amendment No.10.

This filing relates solely to GMO International Opportunities Equity Allocation Series Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO SERIES TRUST

GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION SERIES FUND

Part A.	INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of GMO Series Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 21, 2013 (“Amendment No. 10/12”).

Part B.	INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 10/12 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 21, 2013.

Part C.	OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 10/12 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 21, 2013.

GMO SERIES TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 under the Securities Act and Amendment No. 14 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 1st day of August, 2013.

GMO Series Trust

By:	J.B. KITTREDGE*
J.B. Kittredge
Title:	President; Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 12 to GMO Series Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE* J.B. Kittredge	Trustee; President; Chief Executive Officer; Principal Executive Officer	August 1, 2013

SHEPPARD N. BURNETT* Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	August 1, 2013

MARIA D. FURMAN* Maria D. Furman	Trustee	August 1, 2013

SANDRA WHISTON* Sandra Whiston	Trustee	August 1, 2013

* By:	/s/ Jason Harrison
Jason Harrison
Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of J.B. Kittredge and Sheppard N. Burnett, filed with the Securities and Exchange Commission (the “SEC”) as part of the Initial Registration Statement of the Registrant on May 31, 2011, pursuant to Power of Attorney for Maria D. Furman filed with the SEC as part of Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 2 to the Registration Statement under the 1940 Act on September 15, 2011, and pursuant to Power of Attorney for Sandra Whiston filed with the SEC as part of Post-Effective Amendment No. 5 to the Registration Statement under the Securities Act and Amendment No. 7 to the Registration Statement under the 1940 Act on December 21, 2011.

GMO SERIES TRUST AUGUST 2013 485BXT FILING (GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION SERIES FUND)

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit

Other.

1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.

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